Note 19	6 Months Ended
Jun. 30, 2022
Other Assets And Liabilities [Abstract]
Disclosure of Other Assets And Liabilities [Text Block]	Other assets and liabilities
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Other assets and liabilities (Millions of Euros)
	June 2022	December 2021
ASSETS
Inventories	379	424
Transactions in progress	306	131
Accruals	956	730
Other items (*)	1,782	649
Total	3,423	1,934
LIABILITIES
Transactions in progress	174	48
Accruals	2,152	2,137
Other items (*)	2,676	1,436
Total	5,001	3,621
(*) The increases are mainly due to the bank in Spain for items pending settlement.